INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 16      -        INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Revenues by Geographic Area - as Percentage of Total Revenue

	Year ended December 31,
	2019	2018	2017
USA	52%	52%	52%
Japan	29	34	32
Asia *	15	10	12
Europe	4	4	4
Total	100%	100%	100%

* Represents revenues from individual countries of less than 10% each.

The basis of attributing revenues from external customers to geographic area is based on the headquarter location of the customer issuing the purchase order; actual delivery may be shipped to another geographic area per customer request.

B.	Long-Lived Assets by Geographic Area

Substantially all of Tower’s long-lived assets are located in Israel, substantially all of Jazz’s and TJT’s long-lived assets are located in the United States and substantially all of TPSCo’s long-lived assets are located in Japan.

	As of December 31,
	2019	2018
Israel	$219,479	$215,419
United States	248,453	239,462
Japan	214,007	202,353
Total	$681,939	$657,234

C.	Major Customers - as Percentage of Net Accounts Receivable Balance

As of December 31, 2019, no customer exceeded 10% of the net accounts receivable balance. As of December 31, 2018, two customers exceeded 10% of the net accounts receivable balance and represented 13% and 10% of such balance.

D.          Major Customers - as Percentage of Total Revenue

	Year ended December 31,
	2019	2018	2017
Customer A	27%	33%	30%
Customer B	5	7	12
Other customers *	27	16	15

*
Represents aggregated revenue to four customers accounted between 5% and 9% of revenue during 2019, to two customers accounted for 7% and 9% of revenue during 2018, and to two customers accounted for 7% and 8% of revenue during 2017.